Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Disclosure Of Commitments And Contingencies [Abstract]
Commitments and contingencies

21. Commitments and contingencies

This section provides additional information about items not recognized in the financial statements but could potentially have a significant impact on the Group’s financial position and performance.

Non-cancellable service contracts

The Group has entered into research and development commitments in relation to the developments of Group’s oral bradykinin-B2-receptor antagonist.

Commitment for the minimum payments in relation to the non-cancellable service contracts amount to €49 million as of December 31, 2023 (2022: €28 million), of which €44.8 million is committed in the year ending December 31, 2024.

On March 31, 2016, the Company entered into a license agreement (the “AnalytiCon License”) and a research agreement with AnalytiCon to collaborate for the development of an orally available bradykinin-B2-receptor antagonist. Pursuant to the AnalytiCon License, the Company acquired a worldwide, exclusive license from AnalytiCon to use (i) a certain proprietary substance class of bradykinin-B2-receptor antagonists with the potential of oral activity (“OB2RA”) and (ii) any derivatives, improvements, analogs, isomers, metabolites, or conjugates therefrom (together “OB2RA Class”), in each case, for the purpose of developing, manufacturing and marketing compounds on a global basis from the OB2RA Class for the treatment of, among others, hereditary angioedema. Certain rights associated with deucrictibant, PHVS416 and PHVS719 are subject to the AnalytiCon License.

Under the AnalytiCon License, up to €10.5 million in aggregate potential milestone payments remain outstanding. In addition, the Company will be required to pay AnalytiCon low to medium single-digit tiered royalties on direct or indirect net sales of licensed products. The royalties that the Company is required to pay AnalytiCon under this agreement may be reduced on a country-by-country and product-by-product basis if sales of a generic version of a product account for 1% or more of the relevant market.